Revenue	12 Months Ended
Dec. 31, 2025
Revenue [Abstract]
Revenue
3.	Revenue

	2025 US$’000	2024 US$’000	2023 US$’000
Hafnia Vessels and TC Vessels
Revenue from time charter	169,145	132,505	134,436
Revenue from voyage charter	1,252,686	1,803,091	1,781,036
	1,421,831	1,935,596	1,915,472
External Vessels in Disponent-Owner Pools
Revenue from voyage charter	860,078	933,051	756,234
	2,281,909	2,868,647	2,671,706
IFRS 15 Revenue from Contracts with Customers

Payments for trade receivables are generally due immediately on discharge upon issuance of the invoice. Information about trade receivables from contracts with customers and contract assets is presented in Note 12.

IFRS 16 Lease Revenue

The following table summarises the lease and non-lease components of revenue from time charters during the financial years ended 31 December 2025, 2024 and 2023. The Group’s contracts under time charter arrangements do not separate the time charter rate into lease and non-lease components. The Group has estimated these amounts by reference to the fair market value of vessel operating expenses for the non-lease component.

	2025 US$’000	2024 US$’000	2023 US$’000
Lease component of revenue from time charter	113,842	92,180	94,078
Non-lease component of revenue from time charter	55,303	40,325	40,358
Total revenue from time charter	169,145	132,505	134,436